UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

For the reporting period from January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): January 12, 2022

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Commission File Number of securitizer: 025-00472

Central Index Key Number of securitizer: 0001542134

Nationwide Building Society

(Exact name of securitizer as specified in its charter)

Michael Constantine, +44 (0)7500 088406
(Name and telephone number, including area code, of the person to contact in connection with this filing)

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Nationwide Building Society has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 12, 2022

NATIONWIDE BUILDING SOCIETY

(Securitizer)

By: /s/ Krishan Hirani

       Name:   Krishan Hirani

       Title:     Head of Treasury Term Funding

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